Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

			Average Summary Compensation Table Total for Non-PEO NEOs(1)	Average Compensation Actually Paid to Non-PEO NEOs(1)(2)	Value of Initial Fixed $100 Investment Based On:
Year	Summary Compensation Table Total for PEO(1)	Compensation Actually Paid to PEO(1)			Total Stockholder Return(3)	Peer Group Total Stockholder Return(3)(4)	Net Income (Loss)(5)
							(In thousands)
2022	$—	$—	$347,356	$288,634	$93.05	$69.27	$(70,869)
2021	—	—	360,325	383,819	113.92	94.05	140,556
2020	—	—	311,499	284,367	90.17	81.38	28,377

Named Executive Officers, Footnote [Text Block]	For each of the years included above, the PEO was Laurence E. Penn and the non-PEO NEOs were JR Herlihy, Christopher Smernoff, Michael W. Vranos, and Mark Tecotzky. As reflected in the Summary Compensation Table and noted elsewhere in this proxy statement, because our management agreement provides that our Manager is responsible for managing our affairs, our NEOs do not receive any cash compensation from us or any of our subsidiaries for serving as our executive officers. However, we are required by our management agreement to reimburse our Manager or EMG for the allocable share of the salary and other compensation paid by our Manager or EMG to certain of our executive officers who dedicated all or a portion of such officer’s time to us, based on the estimated percentage of such officer's time spent on our affairs. For the years presented above, Mr. Herlihy, our Chief Financial Officer, and Mr. Smernoff, our Chief Accounting Officer, were the only NEOs for which we paid or reimbursed any portion of the compensation paid by our Manager or EMG.
Peer Group Issuers, Footnote [Text Block]	The peer group is the FTSE National Association of Real Estate Investment Trusts Mortgage REIT Index.
PEO Total Compensation Amount	$ 0	$ 0	$ 0
PEO Actually Paid Compensation Amount	0	0	0
Non-PEO NEO Average Total Compensation Amount	347,356	360,325	311,499
Non-PEO NEO Average Compensation Actually Paid Amount	$ 288,634	383,819	284,367
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]	For details regarding how the amounts in this column are calculated, refer to the “Adjustments to Summary Compensation Tables to Determine Compensation Actually Paid" tables immediately below.
Compensation Actually Paid represents totals from the Summary Compensation Table above, adjusted for certain items as detailed in the following table for the years ended December 31, 2020, 2021, and 2022:

Adjustments to Summary Compensation Tables to Determine Compensation Actually Paid	2020	2021	2022
Average for Non-PEO NEOs Summary Compensation Table—Total	$311,499	$360,325	$347,356
Deduction of Average Amounts Reported under the "Stock Awards" column in the Summary Compensation Table	(111,244)	(131,294)	(98,547)
Add (Subtract):
Average of the year-end fair value of any equity awards granted in the covered fiscal year that are outstanding and unvested as of the end of the covered fiscal year	108,325	134,926	90,972
Average amount of change as of the end of the covered fiscal year (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the covered fiscal year	(8,783)	8,211	(18,631)
For awards granted in prior years that vest in the covered fiscal year, the amount equal to the average change as of the vesting date (from the end of the prior fiscal year) in fair value	(15,430)	11,651	(32,516)
Total Equity Award Related Adjustments	(27,132)	23,494	(58,722)
Average Compensation Actually Paid—Total	$284,367	$383,819	$288,634

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
The following graph illustrates the relationship between average Compensation Actually Paid to our non-PEO NEOs and the Company's cumulative total return on our Common Shares. The graph also provides a comparison of the Company's cumulative total stockholder return to the cumulative total stockholder return of the FTSE National Association of Real Estate Investment Trusts Mortgage REIT Index (the “Peer Group”). Cumulative total returns presented below assume a $100 investment on December 31, 2019 and the reinvestment of dividends for each year presented below. We did not include a graph illustrating the relationship between Compensation Actually Paid to our PEO and the Company's cumulative total return on our Common Shares because, as discussed elsewhere in this proxy statement, we have not compensated our PEO.

Compensation Actually Paid vs. Net Income [Text Block]
The following graph illustrates the relationship between average Compensation Actually Paid to our non-PEO NEOs and the Company's net income (loss) for each year presented below. We did not include a graph illustrating the relationship between Compensation Actually Paid to our PEO and the Company's net income (loss) because, as discussed elsewhere in this proxy statement, we have not compensated our PEO.

Total Shareholder Return Amount	$ 93.05	113.92	90.17
Peer Group Total Shareholder Return Amount	69.27	94.05	81.38
Net Income (Loss)	$ (70,869,000)	140,556,000	28,377,000
PEO Name	Laurence E. Penn
Additional 402(v) Disclosure [Text Block]	As required by Item 402(v) of Regulation S-K, we are providing the following information regarding the relationship between executive compensation and the Company’s financial performance for each of 2022, 2021, and 2020. The table below summarizes the (i) compensation values reported in the Summary Compensation Table for our principal executive officer (“PEO”) and average for our other non-PEO NEOs as compared to the “Compensation Actually Paid,” calculated pursuant to the applicable rules and (ii) Company’s financial performance for the years ended December 31, 2022, 2021, and 2020. The below table does not include a “Company-Selected Measure” because the Compensation Actually Paid to our NEOs is not determined by reference to any specific financial metric.Total Stockholder Return and Peer Group Total Stockholder Return assumes $100 invested at December 31, 2019 in common stock of the Company and the peer group, respectively, and the reinvestment of dividends.Reflects the Company's net income (loss) prepared in accordance with GAAP for each of the years shown. Please see the "Compensation Discussion and Analysis" above for more information on how the Compensation Actually Paid to our Compensated NEOs is determined. Because the Compensation Actually Paid to our NEOs is not linked to any specific financial performance measures, we do not have a "Company-Selected Measure" and we do not have a tabular list of the most important financial metrics to disclose.
Non-PEO NEO [Member] | Deduction of Average Amounts Reported under the Stock Awards column in the Summary Compensation Table for the Applicable FY [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	$ (98,547)	(131,294)	(111,244)
Non-PEO NEO [Member] | Equity Awards Granted During the Year, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	90,972	134,926	108,325
Non-PEO NEO [Member] | Equity Awards Granted in Prior Years, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	(18,631)	8,211	(8,783)
Non-PEO NEO [Member] | Equity Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	(32,516)	11,651	(15,430)
Non-PEO NEO [Member] | Equity Award Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (58,722)	$ 23,494	$ (27,132)